Fair Value Measurements - Measurement - ELOC (Details) - ELOC	Sep. 30, 2024 Y $ / shares	Jun. 24, 2024 $ / shares Y
Risk-free interest rate
Fair Value Measurements
Measurement input	0.0360	0.0446
Expected term (years)
Fair Value Measurements
Measurement input | Y	2.76	3.00
Volatility
Fair Value Measurements
Measurement input	0.9700	1.0580
Stock price
Fair Value Measurements
Measurement input | $ / shares	1.49	12.11